SEGMENT INFORMATION, GEOGRAPHICAL DATA AND MAJOR CUSTOMERS (Tables)	9 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information, Geographical Data and Major Customers

The following table provides a comparison of revenues, vessel operating profit, depreciation and amortization, and additions to properties and equipment. Vessel revenues and operating costs relate to vessels owned and operated by the company while other operating revenues relate to the activities of the company’s shipyards, brokered vessels and other miscellaneous marine-related businesses.

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Revenues:
Vessel revenues:
Americas	$45,784	40,848	239,843
Middle East/Asia Pacific	39,845	36,313	114,618
Europe/Mediterranean Sea	19,895	15,466	42,667
West Africa	66,360	53,970	186,688

	171,884	146,597	583,816
Other operating revenues	6,869	4,772	17,795

	$178,753	151,369	601,611

Vessel operating profit (loss):
Americas	$(1,599)	(22,549)	18,873
Middle East/Asia Pacific	451	(1,434)	(25,310)
Europe/Mediterranean Sea	(1,497)	(12,680)	(26,733)
West Africa	2,308	(8,828)	(24,662)

	(337)	(45,491)	(57,832)
Other operating profit (loss)	1,614	876	(1,548)

	1,277	(44,615)	(59,380)
Corporate general and administrative expenses (A)	(14,823)	(17,542)	(55,389)
Corporate depreciation	(166)	(704)	(2,456)

Corporate expenses	(14,989)	(18,246)	(57,845)

Gain on asset dispositions, net	6,616	3,561	24,099
Asset impairments	(16,777)	(184,748)	(484,727)

Operating loss	(23,873)	(244,048)	(577,853)

Foreign exchange loss	(407)	(3,181)	(1,638)
Equity in net earnings of unconsolidated companies	2,130	4,786	5,710
Interest income and other, net	2,771	2,384	5,193
Reorganization items	(4,299)	(1,396,905)	—
Interest and other debt costs	(13,009)	(11,179)	(75,026)

Loss before income taxes	$(36,687)	(1,648,143)	(643,614)

Depreciation and amortization:
Americas	$5,767	13,945	48,814
Middle East/Asia Pacific	4,716	9,967	40,849
Europe/Mediterranean Sea	2,794	9,060	26,538
West Africa	6,067	12,632	44,204

	19,344	45,604	160,405
Other	827	1,139	4,430
Corporate	166	704	2,456

	$20,337	47,447	167,291

Additions to properties and equipment:
Americas	$144	27	93
Middle East/Asia Pacific	2,596	1,042	1,612
Europe/Mediterranean Sea	—	—	—
West Africa	195	375	743

	2,935	1,444	2,448
Corporate	6,899	821	28,099

	$9,834	2,265	30,547

Total assets (B):
Americas	$164,958	714,891	779,778
Middle East/Asia Pacific	48,268	424,896	583,385
Europe/Mediterranean Sea	171,157	597,819	588,519
West Africa	864,299	1,277,552	1,308,836

	1,248,682	3,015,158	3,260,518
Other	2,443	20,392	21,580

	1,251,125	3,035,550	3,282,098
Investments in and advances to unconsolidated companies	29,216	49,367	45,115

	1,280,341	3,084,917	3,327,213
Corporate (C)	465,839	799,752	863,486

	$1,746,180	3,884,669	4,190,699

(A)

Restructuring-related professional services costs for the five month period from August 1, 2017 through December 31, 2017 are included in reorganization items. Included in corporate general and administrative expenses for the period four month period April 1, 2017 through July 31, 2017 (Predecessor) and year ended March 31, 2017 (Predecessor) were $6.7 million and $29 million of restructuring-related professional service costs, respectively.

(B)

Marine support services are conducted worldwide with assets that are highly mobile. Revenues are principally derived from offshore service vessels, which regularly and routinely move from one operating area to another, often to and from offshore operating areas in different continents. Because of this asset mobility, revenues and long-lived assets attributable to the company’s international marine operations in any one country are not material.

(C)

Included in Corporate are vessels currently under construction which had not yet been assigned to a non-corporate reporting segment. The vessel construction costs will be reported in Corporate until the earlier of the vessels being assigned to a non-corporate reporting segment or the vessels’ delivery. At December 31, 2017 (Successor), July 31, 2017 (Predecessor) and March 31, 2017 (Predecessor), was $9.3 million, $47.5 million and $52.4 million, respectively, of vessel construction costs were included in Corporate.

Schedule of Segment Reporting Information, Revenue by Vessel Class

The following table discloses the amount of revenue by segment, and in total for the worldwide fleet, along with the respective percentage of total vessel revenue:

	Successor		Predecessor
	Period from August 1, 2017 through December 31, 2017		Period from April 1, 2017 through July 31, 2017		Year Ended March 31, 2017
Revenue by vessel class: (In thousands):		% of Vessel Revenue		% of Vessel Revenue		% of Vessel Revenue
Americas fleet:
Deepwater	$26,860	16%	21,617	15%	171,334	29%
Towing-supply	13,835	8%	15,021	10%	56,561	10%
Other	5,089	3%	4,210	3%	11,948	2%
Total	$45,784	27%	40,848	28%	239,843	41%
Middle East/Asia Pacific fleet:
Deepwater	$14,792	9%	13,368	9%	35,526	6%
Towing-supply	25,053	14%	22,945	16%	79,092	13%
Other	—	—	—	—	—	—
Total	$39,845	23%	36,313	25%	114,618	19%
Europe/Mediterranean Sea fleet:
Deepwater	$18,204	10%	11,620	8%	39,492	7%
Towing-supply	1,691	1%	3,846	3%	2,659	1%
Other	—	—	—	—	516	<1%
Total	$19,895	11%	15,466	11%	42,667	8%
West Africa fleet:
Deepwater	$24,131	13%	18,126	12%	62,882	11%
Towing-supply	33,806	20%	31,297	21%	100,073	17%
Other	8,423	5%	4,547	3%	23,733	4%
Total	$66,360	39%	53,970	36%	186,688	32%
Worldwide fleet:
Deepwater	$83,987	49%	64,731	44%	309,234	53%
Towing-supply	74,385	43%	73,109	50%	238,385	41%
Other	13,512	8%	8,757	6%	36,197	6%
Total	$171,884	100%	146,597	100%	583,816	100%

Entity Wide Major Customer Amount

The following table discloses our customers that accounted for 10% or more of total revenues:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Chevron Corporation	17.4%	17.5%	16.3%
Freeport McMoRan (A)	—	—	11.3%
Saudi Aramco	10.1%	11.7%	10.0%

(A)	A significant portion of this customer’s year ended March 31, 2017 revenue was the result of the early termination of a long-term vessel charter contract.